Expense Example {- Fidelity Health Savings Index Fund} - 09.30 Fidelity Health Savings & Health Savings Index Funds Retail Combo PRO-02 - Fidelity Health Savings Index Fund - Fidelity Health Savings Index Fund
Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 19
3 years	70
5 years	128
10 years	$ 299